Account Receivables - Trade, Net	12 Months Ended
Dec. 31, 2018
Account Receivables - Trade, Net [Abstract]
ACCOUNT RECEIVABLES - TRADE, net

NOTE 5 - ACCOUNT RECEIVABLES - TRADE, net

As of December 31, 2018 and 2017, the account receivables-trade balance comprises open accounts.

Also, as of December 31, 2018, the Company did not record a provision for doubtful accounts and as of December 31, 2017, the Company record a provision for doubtful accounts in an amount that is not material. The Company has no customers that exceed their customary credit terms.

In addition, during 2018 the Company recorded a debt write-off in an amount of $74 thousand.